Short Term Bank Loans (Details) (USD $)				12 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Longjiang Commercial Bank, Due April 18, 2013[Member]	Dec. 31, 2011 Longjiang Commercial Bank, Due April 18, 2013[Member]	Dec. 31, 2012 Longjiang Commercial Bank, Due April 25, 2013[Member]	Dec. 31, 2011 Longjiang Commercial Bank, Due April 25, 2013[Member]	Dec. 31, 2012 Short-Term [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 15,832,555	$ 10,998,162	$ 7,916,278	$ 7,855,830	$ 7,916,277	$ 3,142,332
Due date				Apr. 18, 2013		Apr. 25, 2013
Interest rate				6.941%		7.544%
Land rights used as collateral for short term debt	709,106	724,760	748,410					724,760
Property used as collateral for short term borrowings	$ 43,512,666	$ 45,439,360	$ 43,042,136					$ 5,255,580